13F-HR
<SEQUENCE>1
<FILENAME>u49894e13fvhr.txt
FORM 13F HOLDING REPORT

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       6/30/10
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Clark Capital Management Group, Inc.
            ------------------------------------------
Address:    1650 Market Street, 53rd Fl
            ------------------------------------------
           Phila, PA 19103
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Denise Williams
          --------------------------------------------
Title:    CCO
          --------------------------------------------
Phone:    215-569-2224
          --------------------------------------------

Signature, Place, and Date of Signing:

Denise Williams	       Philadelphia, PA                     	August 5, 2010
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       113
                                              -----------------------

Form 13F Information Table Value Total:       126,093
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:  None

                                  13F SCHEDULE

                                                                                                                    COLUMN 8
       COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      VOTING AUTHORITY
--------------------     --------     -----------  --------   --------------------   ----------   --------   -----------------------
                          TITLE                      VALUE    SHRS OR   SH/   PCT/   INVESTMENT    OTHER
   NAME OF ISSUER        OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
--------------------     --------     -----------  --------   -------   ---   ----   ----------   --------   ---------  ------  ----
ABBOTT LABORATORIES	COM		002824100	535	11428	SH		SOLE		NONE			NONE
AFLAC INC		COM		001055102	489	11450	SH		SOLE		NONE			NONE
ALTRIA GROUP INC.	COM		02209S103	298	14875	SH		SOLE		NONE			NONE
AMERICAN EXPRESS CO	COM		025816109	323	8140	SH		SOLE		NONE			NONE
APPLE COMPUTER		COM		037833100	829	3296	SH		SOLE		NONE			NONE
AT&T INC		COM		00206R102	376	15558	SH		SOLE		NONE			NONE
BANK OF AMERICA CORP.	COM		060505104	431	29972	SH		SOLE		NONE			NONE
BARCLAYS BK PLC		IPSP CROIL ETN	06738C786	303	13733	SH		SOLE		NONE			NONE
BERKSHIRE HATHAWAY CL B	COM		084670702	469	5881	SH		SOLE		NONE			NONE
BOEING COMPANY		COM		097023105	697	11106	SH		SOLE		NONE			NONE
BRISTOL MYERS SQUIBB CO	COM		110122108	355	14226	SH		SOLE		NONE			NONE
BUCKEYE PARTNERS - LP	COM		118230101	906	15345	SH		SOLE		NONE			NONE
CATERPILLAR INC		COM		149123101	336	5598	SH		SOLE		NONE			NONE
CHEVRON CORP		COM		166764100	598	8808	SH		SOLE		NONE			NONE
CHICAGO BRIDGE & IRON C	COM		167250109	263	13990	SH		SOLE		NONE			NONE
CISCO SYSTEMS INC	COM		17275R102	349	16384	SH		SOLE		NONE			NONE
CLAYMORE ALPHACHINA Sc	COM		18383Q853	1293	54091	SH		SOLE		NONE			NONE
COCA-COLA COMPANY	COM		191216100	443	8837	SH		SOLE		NONE			NONE
CSX CORPORATION		COM		126408103	384	7732	SH		SOLE		NONE			NONE
CUMMINS ENGINE INC	COM		231021106	435	6685	SH		SOLE		NONE			NONE
DANAHER CORP		COM		235851102	226	6100	SH		SOLE		NONE			NONE
DEVON ENERGY CORP	COM		25179M103	220	3617	SH		SOLE		NONE			NONE
DU PONT (E.I.) 		COM		263534109	579	16747	SH		SOLE		NONE			NONE
EMC CORP		COM		268648102	330	18030	SH		SOLE		NONE			NONE
EXXON MOBIL CORP	COM		30231G102	1298	22735	SH		SOLE		NONE			NONE
FACTSET RESEARCH SYS	COM		303075105	214	3200	SH		SOLE		NONE			NONE
FIRST TRUST DJ INTERNET	COM		33733E302	910	38084	SH		SOLE		NONE			NONE
GENERAL ELECTRIC CO	COM		369604103	753	52237	SH		SOLE		NONE			NONE
GENERAL MILLS INC	COM		370334104	354	9978	SH		SOLE		NONE			NONE
GOLD SHARES SPDR	COM		78463V107	795	6532	SH		SOLE		NONE			NONE
GOLDMAN SACHS GROUP INC	COM		38141G104	219	1665	SH		SOLE		NONE			NONE
HEINZ HJ COMPANY	COM		423074103	288	6670	SH		SOLE		NONE			NONE
HEWLETT-PACKARD CO	COM		428236103	523	12078	SH		SOLE		NONE			NONE
INTEL CORP		COM		458140100	478	24564	SH		SOLE		NONE			NONE
INTL BUSINESS MACHINES 	COM		459200101	687	5560	SH		SOLE		NONE			NONE
ISHARES			MSCI BRAZIL	464286400	1395	22564	SH		SOLE		NONE			NONE
ISHARES			MSCI TURKEY	464286715	1283	24242	SH		SOLE		NONE			NONE
ISHARES			RUSL MIDCAP GR	464287481	11954	273544	SH		SOLE		NONE			NONE
ISHARES			RUSL 2000 GR	464287648	7342	110296.	SH		SOLE		NONE			NONE
ISHARES			RUSL 2000	464287655	375	6130	SH		SOLE		NONE			NONE
ISHARES			S&P GLOBAL INDL	464288729	402	9579	SH		SOLE		NONE			NONE
ISHARES 		MSCI CANADA	464286509	357	14363	SH		SOLE		NONE			NONE
ISHARES 		MSCI THAILAND	464286624	1437	31189	SH		SOLE		NONE			NONE
ISHARES 		MSCI CHILE	464286640	1922	33903	SH		SOLE		NONE			NONE
ISHARES 		MSCI SOUTH KOREA464286772	2573	57540	SH		SOLE		NONE			NONE
ISHARES 		MSCI MEXICO	464286822	3243	67718	SH		SOLE		NONE			NONE
ISHARES 		MSCI MALAYSIA	464286830	2319	202730	SH		SOLE		NONE			NONE
ISHARES 		MSCI HONG KONG	464286871	1412	95610	SH		SOLE		NONE			NONE
ISHARES 		S&P 500 GROWTH	464287309	4980	94066	SH		SOLE		NONE			NONE
ISHARES 		RUSL MIDCAP VA	464287473	9188	252136.	SH		SOLE		NONE			NONE
ISHARES 		S&P US PRD ST	464288687	239	6437	SH		SOLE		NONE			NONE
ISHARES 		MSCI PERU	464289842	1193	36264	SH		SOLE		NONE			NONE
ISHARES 		BARCLAYS 7-10 	464287440	436	4561	SH		SOLE		NONE			NONE
ISHARES 		DJ US HEALTH 	464288828	927	20191	SH		SOLE		NONE			NONE
ISHARES 		DJ US MED EQ	464288810	1349	25266	SH		SOLE		NONE			NONE
ISHARES 		DJ US PHARM	464288836	878	16049	SH		SOLE		NONE			NONE
ISHARES 		DJ US TECH	464287721	2537	49161	SH		SOLE		NONE			NONE
ISHARES			DJ US TELECOM	464287713	989	52991	SH		SOLE		NONE			NONE
ISHARES			DJ US TRANSPOP	464287192	1268	17527	SH		SOLE		NONE			NONE
ISHARES 		IBOXX HIGHYLD CO464288513	432	5091	SH		SOLE		NONE			NONE
ISHARES			IBOXX INVCORP BD464287242	3835	35360	SH		SOLE		NONE			NONE
JANUS CAP GROUP INC	COM		47102X105	250	28118	SH		SOLE		NONE			NONE
JOHNSON & JOHNSON	COM		478160104	600	10162	SH		SOLE		NONE			NONE
JP MORGAN CHASE & CO.	COM		46625H100	441	12043	SH		SOLE		NONE			NONE
KRAFT FOODS INC CL A	COM		50075N104	367	13096	SH		SOLE		NONE			NONE
L 3 COMMUNICATIONS HLDGSCOM		502424104	302	4265	SH		SOLE		NONE			NONE
MARKET VECTORS		JR GOLD MINERS	57060U589	600	22008	SH		SOLE		NONE			NONE
MARKET VECTORS		INDONESIA ETF	57060U753	1718	23944	SH		SOLE		NONE			NONE
MARKET VECTORS 		GOLD MINERS ETF	57060U100	1219	23468	SH		SOLE		NONE			NONE
MARKET VECTORS 		STEEL ETF	57060U308	264	5030	SH		SOLE		NONE			NONE
MARKET VECTORS 		BRAZIL SMALL CAP57060U613	1921	44042	SH		SOLE		NONE			NONE
MCDONALD'S CORP		COM		580135101	415	6305	SH		SOLE		NONE			NONE
MICROSOFT CORP		COM		594918104	460	19996	SH		SOLE		NONE			NONE
NORFOLK SOUTHERN CORP	COM		655844108	259	4885	SH		SOLE		NONE			NONE
NYSE EURONEXT		COM		629491101	334	12076	SH		SOLE		NONE			NONE
OCCIDENTAL PETROLEUM CO	COM		674599105	560	7262	SH		SOLE		NONE			NONE
ONEOK INC		COM		682680103	416	9617	SH		SOLE		NONE			NONE
PHILIP MORRIS INTL INC	COM		718172109	722	15758	SH		SOLE		NONE			NONE
POWERSHARES 		UNIT SER 1	73935A104	3377	79060	SH		SOLE		NONE			NONE
POWERSHARES 		DYNAMIC MEDIA	73935X823	146	12920	SH		SOLE		NONE			NONE
POWERSHARES 		INSD NATL MUNI	73936T474	687	28700	SH		SOLE		NONE			NONE
PPL CORP		COM		69351T106	409	16409	SH		SOLE		NONE			NONE
PRAXAIR INC		COM		74005P104	499	6571	SH		SOLE		NONE			NONE
PROCTER & GAMBLE CO	COM		742718109	1269	21152	SH		SOLE		NONE			NONE
PROSHARES TR		PSHS SH MSCI EAF74347R370	735	11289	SH		SOLE		NONE			NONE
PROSHARES TR		PSHS SH MSCI EMR74347R396	724	17815	SH		SOLE		NONE			NONE
PROSHARES TR		PSHS SHRT S&P50074347R503	1438	26137	SH		SOLE		NONE			NONE
PRUDENTIAL FINANCIAL 	COM		744320102	368	6862	SH		SOLE		NONE			NONE
PUBLIC SVC ENTERPRISES 	COM		744573106	226	7200	SH		SOLE		NONE			NONE
RYDEX ETF TRUST		S&P 500 EQ WGHT	78355W106	1386	36658	SH		SOLE		NONE			NONE
SELECT SECTOR SPDR	SBI INT-UTILS	81369Y886	839	29676	SH		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI CONS DISCR 	81369Y407	390	13403	SH		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI INT-INDS	81369Y704	259	9450	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P MIDCAP 400	78467Y107	2465	19081	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P CHINA ETF	78463X400	2809	42072	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P EMKTSC ETF	78463X756	731	16107	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P METALS MNG	78464A755	581	12713	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P DIVIDEND 	78464A763	1038	23002	SH		SOLE		NONE			NONE
SPDR S&P 500 ETF TR	UNIT SER 1 S&P	78462F103	208	2015	SH		SOLE		NONE			NONE
SPDR SERIES TRUST	DJ REIT ETF	78464A607	1688	33097	SH		SOLE		NONE			NONE
SPDR SERIES TRUST	SPDR KBW BK ETF	78464A789	266	7537	SH		SOLE		NONE			NONE
SPDR SERIES TRUST	BRCLYS YLD ETF	78464A417	1093	28897	SH		SOLE		NONE			NONE
SPDR SERIES TRUST	S&P OIGAS EXPLOR78464A730	1911	49012	SH		SOLE		NONE			NONE
THERMO FISHER SCIEN	COM		883556102	280	5710	SH		SOLE		NONE			NONE
TORONTO DOMINION BK ONT	COM		891160509	315	4852	SH		SOLE		NONE			NONE
UNITED PARCEL SVC  CL B	COM		911312106	445	7816	SH		SOLE		NONE			NONE
VANGUARD EMERGING MKTS	EMERG MKTS	922042858	453	11924	SH		SOLE		NONE			NONE
VANGUARD BD INDEX FD	SHORT TRM BD	921937827	1554	19180	SH		SOLE		NONE			NONE
WILLIAMS COS INC	COM		969457100	245	13425	SH		SOLE		NONE			NONE
WISDOMTREE INDIA 	COM		97717W422	3697	162510	SH		SOLE		NONE			NONE
ZIONS BANCORP		COM		989701107	306	14196	SH		SOLE		NONE			NONE